Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Preferred Stock
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	200,000,000	200,000,000	200,000,000
Series A Convertible Preferred Stock
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	200,000	200,000	200,000
Preferred Stock, shares issued	200,000	200,000	200,000
Preferred Stock, shares outstanding	200,000	200,000	200,000
Preferred Stock, liquidation preference, value	$ 203,150,685	$ 203,150,685	$ 202,928,620
Class A Common stock
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	350,000,000	350,000,000	350,000,000
Common Stock, shares issued	88,857,061	77,057,743	52,660,402
Common Stock, shares outstanding	88,857,061	77,057,743	52,660,402
Class T Common stock
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	350,000,000	350,000,000	350,000,000
Common Stock, shares issued	8,085,550	8,056,198	7,903,911
Common Stock, shares outstanding	8,085,550	8,056,198	7,903,911